Estimated Amortization Expense Of Intangible Assets (Detail) (USD $)	Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 156,302
2015	131,992
2016	95,454
2017	71,943
2018	$ 48,874